Rationalization Of Operations (Tables)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Restructuring Charges [Abstract]
Schedule Of Change In Liability For Rationalization Of Operations

	2012	Expense	Paid/Utilized	2013
Severance and benefits	$23	45	41	27
Lease and other contract terminations	5	3	5	3
Fixed asset write-downs	—	1	1	—
Vacant facility and other shutdown costs	3	6	8	1
Start-up and moving costs	1	23	23	1
Total	$32	78	78	32

	2011	Expense	Paid/Utilized	2012
Severance and benefits	$24	58	59	23
Lease and other contract terminations	3	10	8	5
Fixed asset write-downs	—	9	9	—
Vacant facility and other shutdown costs	2	12	11	3
Start-up and moving costs	1	30	30	1
Total	$30	119	117	32

Schedule Of Rationalization Of Operations By Segment

	2011	2012	2013
Process Management	$11	19	15
Industrial Automation	32	27	27
Network Power	20	53	25
Climate Technologies	11	11	3
Commercial & Residential Solutions	7	9	8
Total	$81	119	78